Cover Page	Oct. 01, 2026
Cover [Abstract]
Entity Central Index Key	0001506293
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Pinterest, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38872
Entity Tax Identification Number	26-3607129
Entity Address, Address Line One	651 Brannan Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	762-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value
Trading Symbol	PINS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Oct. 01, 2026